Unaudited Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (39,355)	$ (320,276)	$ (191,787)	$ (315,479)
Other comprehensive income (loss)
Unrealized (loss) gain on qualifying cash flow hedging instruments (note 8)	0	(272)	6,017	(3,150)
To interest expense:
Realized (gain) loss on qualifying cash flow hedging instruments (note 8)	(58)	424	(6)	1,186
To equity income:
Realized loss on qualifying cash flow hedging instruments	117	0	784	0
Other comprehensive income (loss)	59	152	6,795	(1,964)
Comprehensive loss	(39,296)	(320,124)	(184,992)	(317,443)
Non-controlling interests in comprehensive loss	(785)	(2,785)	(8,637)	3,126
Preferred unitholders' interest in comprehensive loss	8,038	11,917	23,447	36,689
General and limited partners' interest in comprehensive loss	$ (46,549)	$ (329,256)	$ (199,802)	$ (357,258)